SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of Revenues, Cost of Revenues, and Gross Profit by Segment

For the year ended December 31, 2013

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	157,401	183,675	341,076	195,435	536,511
Cost of revenues	(126,247)	(120,793)	(247,040)	(114,533)	(361,573)
Gross profit	31,154	62,882	94,036	80,902	174,938

For the year ended December 31, 2014

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	68,203	168,244	236,447	175,551	411,998
Cost of revenues	(52,728)	(115,416)	(168,144)	(105,892)	(274,036)
Gross profit	15,475	52,828	68,303	69,659	137,962

For the year ended December 31, 2015

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	54,888	186,747	241,635	154,080	395,715
Cost of revenues	(41,048)	(116,819)	(157,867)	(88,078)	(245,945)
Gross profit	13,840	69,928	83,768	66,002	149,770